SHARE CAPITAL (Narrative) (Details)	2 Months Ended	12 Months Ended
	Jan. 31, 2019 CAD ($) Share $ / shares shares	May 31, 2019 CAD ($) Share Years $ / shares shares	May 31, 2018 CAD ($) Share Years shares
Disclosure of classes of share capital [Abstract]
Value of units issued in period	$ 6,824,070
Units issued in period | Share	8,748,808
Units issued in period price per unit | $ / shares	$ 0.78
Weighted average exercise price of warrants, Issued | $ / shares	$ 1.17	$ 0.94
Acceleration quality of warrants issued	Subject to acceleration if the share price is at or above $1.50 per share for ten consecutive trading days
Fair value of warrants issued	$ 400,137
Share issue related cost	$ 442,143	$ 442,143
Number of underwriter warrants issued | shares	441,240
Value of underwriter warrants issued	$ 90,769
Weighted average exercise price of underwriter warrants, Issued | $ / shares	$ 0.78
Number of shares issued during period | shares		48,366,090	18,552,764
Percentage of maximum number of RSU shares reserved for issuance		2.00%
Restricted share units granted | Share		214,000	48,000
Percentage of maximum number of shares reserved for issuance under the stock option plan		10.00%
Weighted average remaining life of stock options outstanding | Years		3.50	3.92
Stock options granted | Share		3,050,000	3,400,000
Fair value at measurement date, share options granted		$ 1,132,624	$ 1,211,939
Weighted average fair value per option granted		0.37	0.36
Share-based payments expense		917,571	803,946
Fair value of restricted stock units granted		166,900	28,800
Weighted average fair value of restricted share units granted		$ 0.78	$ 0.60